UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06379

        Nuveen Insured Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 15.8%

$3,815	Alabama Housing Finance Authority, Multifamily Housing Revenue Refunding Bonds, GNMA Collateralized	7/05 at 103.00	Aaa	$ 3,971,720
	Royal Hills Apartment Project, Series 1995F, 6.500%, 7/20/30

11,000	Special Care Facilities Financing Authority, Birmingham, Alabama, Baptist Medical Centers, Revenue	5/05 at 102.00	AAA	11,494,450
	Bonds, Baptist Health System Inc, Series 1995B, 5.875%, 11/15/20 - MBIA Insured

	Special Care Facilities Financing Authority, Birmingham, Alabama, Baptist Medical
	Centers Revenue Bonds, Baptist Health System Inc, Series 1996A:
7,465	5.875%, 11/15/19 - MBIA Insured	11/06 at 102.00	AAA	8,101,242
1,750	5.875%, 11/15/26 - MBIA Insured	11/06 at 102.00	AAA	1,874,390

11,175	City Board of Education, Hoover, Alabama, Capital Outlay Tax Anticipation Warrants,	2/11 at 100.00	AAA	11,622,671
	Series 2001, 5.250%, 2/15/22 - MBIA Insured

	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
25,825	5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 100.00	AAA	27,681,043
10,195	5.375%, 2/01/27 - FGIC Insured	2/07 at 100.00	AAA	10,503,399

	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A:
10,815	5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	11,789,432
9,790	5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	10,724,064
12,000	5.375%, 2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	13,333,440
29,860	5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	33,647,144

18,760	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A, 5.000%,	2/11 at 101.00	AAA	20,477,666
	2/01/41 (Pre-refunded to 2/01/11) - FGIC Insured

	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B:
2,500	5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	2,741,550
2,500	5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	2,761,575

	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	462,111
1,940	5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	2,124,843
14,800	5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	16,210,144

5,240	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.000%, 2/01/41	2/11 at 101.00	AAA	5,754,987
	(Pre-refunded to 2/01/11) - FGIC Insured

4,250	Shelby County Board of Education, Alabama, General Obligation Refunding Warrants, Series 1995,	2/05 at 102.00	AAA	4,413,497
	5.875%, 2/01/17 - AMBAC Insured

	Alaska - 2.6%

11,245	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.050%,	6/09 at 100.00	AAA	11,636,438
	6/01/39 - MBIA Insured

11,460	Alaska Housing Finance Corporation, Governmental Purpose Bonds, Series 1995A, 5.875%, 12/01/30 -	12/05 at 102.00	AAA	11,843,452
	MBIA Insured

2,680	Alaska Housing Finance Corporation, Collateralized Veterans Mortgage Program Bonds, First Series	12/09 at 100.00	AAA	2,782,778
	1999-A2, 6.250%, 6/01/39 (Alternative Minimum Tax)

3,190	Alaska Housing Finance Corporation, Collateralized Veterans Mortgage Program Bonds, Series 1999-A1,	12/09 at 100.00	AAA	3,338,431
	6.150%, 6/01/39

3,000	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1998A, 5.250%, 7/01/14	7/08 at 100.00	AAA	3,112,650
	(Alternative Minimum Tax) - AMBAC Insured

	Arizona - 0.8%

1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	1,035,970
	2004A, 5.000%, 7/01/22 - FSA Insured

6,770	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds,	1/05 at 101.50	AAA	7,132,195
	Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

2,000	Industrial Development Authority of Yuma, Arizona, Hospital Revenue Bonds, Yuma Regional	8/11 at 101.00	AAA	2,263,000
	Medical Centre, Series 2001, 5.500%, 8/01/20 (Pre-refunded to 8/01/11) - FSA Insured

	California - 29.2%

400	California Housing Finance Agency, Insured Housing Revenue Bonds, Series 1994C, 6.250%, 8/01/25 -	8/04 at 102.00	AAA	408,324
	MBIA Insured

	California Rural Home Mortgage Finance Authority, GNMA Single Family Mortgage Revenue Bonds,
	Mortgage-Backed Securities Program, Series 1996A:
215	7.550%, 11/01/26 (Alternative Minimum Tax)	No Opt. Call	AAA	218,079
170	7.750%, 5/01/27 (Alternative Minimum Tax)	No Opt. Call	AAA	172,489

4,500	California, General Obligation Bonds, Series 1998, 5.000%, 10/01/19 - FGIC Insured	10/08 at 101.00	AAA	4,640,355

10,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	10,436,500
	12/01/21 - AMBAC Insured

4,135	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2000Y, 0.000%, 8/01/20	11/10 at 55.40	AAA	1,632,209
	(Alternative Minimum Tax) - FSA Insured

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 - XLCA Insured	5/12 at 101.00	AAA	32,641,500
35,000	5.375%, 5/01/18 - AMBAC Insured	5/12 at 101.00	AAA	37,888,200

20,000	Cucamonga County Water District, California, Certificates of Participation, Water Shares	9/11 at 101.00	AAA	20,149,200
	Purchase, Series 2000, 5.125%, 9/01/35 - FGIC Insured

5,500	Fallbrook Union High School District, San Diego County, California, General Obligation	9/04 at 102.00	AAA	5,634,255
	Bonds, Series 1994A, 6.250%, 9/01/19 (Pre-refunded to 9/01/04) - MBIA Insured

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 101.00	AAA	5,115,500
	of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

20,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/13 at 100.00	AAA	20,794,400
	Series 2003A, 5.000%, 7/01/21 - FSA Insured

9,000	Orange County, California, Refunding Recovery Bonds, Series 1995A, 5.750%, 6/01/15 - MBIA Insured	6/05 at 102.00	AAA	9,449,730

12,500	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -	7/06 at 102.00	AAA	13,459,500
	MBIA Insured

6,205	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 (Alternative Minimum	11/12 at 100.00	AAA	6,277,723
	Tax) - FGIC Insured

	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 - AMBAC Insured	12/11 at 101.00	AAA	15,271,200
5,000	5.125%, 6/15/33 - AMBAC Insured	12/11 at 101.00	AAA	5,043,750

6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AAA	6,049,140
	Series 2003, 5.000%, 7/01/26 - FSA Insured

11,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	AAA	11,019,580
	8/15/33 - MBIA Insured

19,300	Sacramento Power Authority, California, Revenue Bonds, Power Authority Cogeneration Project, Series	7/06 at 102.00	AAA	20,909,427
	1995, 5.875%, 7/01/15 - MBIA Insured

6,500	Salinas, California, GNMA Collateralized Housing Facility Revenue Refunding Bonds, Villa Serra	1/05 at 102.00	AAA	6,636,695
	Project, Series 1994A, 6.600%, 7/20/30

10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/06 at 101.00	AAA	10,248,900
	Second Series, Issue 13B, 5.500%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured

13,710	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	13,836,818
	Airport, Second Series, 2001 Issue 27A, 5.250%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured

11,500	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2001,	7/11 at 100.00	AAA	11,603,500
	5.125%, 7/01/36 - AMBAC Insured

66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road	No Opt. Call	AAA	29,615,475
	Revenue Bonds, 0.000%, 1/01/21

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 - MBIA Insured	1/07 at 102.00	AAA	32,109,459
21,500	0.000%, 1/15/32 - MBIA Insured	No Opt. Call	AAA	4,625,080

12,525	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/10 at 101.00	AAA	12,931,812
	Series 2002, 5.000%, 8/01/20 - MBIA Insured

11,000	Santa Ana Financing Authority, California, Police Administration and Housing Facility, Lease	No Opt. Call	AAA	13,112,770
	Revenue Bonds, Series 1994A, 6.250%, 7/01/24 - MBIA Insured

5,500	Santa Clara County Financing Authority, California, Lease Revenue Bonds, VMC Facility Replacement	11/04 at 102.00	AAA	5,699,430
	Project, 1994 Series A, 6.750%, 11/15/20 (Pre-refunded to 11/15/04) - AMBAC Insured

	Colorado - 6.4%

10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%,	11/11 at 100.00	AAA	10,847,100
	11/15/15 (Alternative Minimum Tax) - FGIC Insured

10,545	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	11,022,689
	MBIA Insured

6,200	Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds,	12/13 at 100.00	AAA	6,194,854
	Series 2003A, 5.000%, 12/01/33 - XLCA Insured

35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/23 -	No Opt. Call	AAA	13,018,672
	MBIA Insured

30,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35 -	9/10 at 102.00	AAA	33,180,224
	MBIA Insured

11,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/15 -	9/10 at 74.80	AAA	6,620,744
	MBIA Insured

	District of Columbia - 1.4%

2,720	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue	12/04 at 100.00	AAA	2,728,187
	Bonds, Series 1990B, 7.100%, 12/01/24 (Alternative Minimum Tax)

	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien
	Series 2003:
5,000	5.125%, 10/01/24 - FGIC Insured	10/13 at 100.00	AAA	5,125,750
5,000	5.125%, 10/01/25 - FGIC Insured	10/13 at 100.00	AAA	5,107,150

4,840	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	5,151,164
	5.500%, 10/01/19 (Alternative Minimum Tax) - MBIA Insured

	Florida - 5.8%

4,425	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo	11/12 at 100.00	AAA	4,641,604
	Clinic, Series 2001C, 5.500%, 11/15/36 - MBIA Insured

1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 -	10/14 at 100.00	AAA	1,572,650
	AMBAC Insured

35,920	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	36,402,765
	5.375%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

	Miami Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A:
18,500	5.000%, 10/01/33 (Alternative Minimum Tax) - FSA Insured	10/12 at 100.00	AAA	17,986,810
2,150	5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured	10/12 at 100.00	AAA	2,124,437

3,000	Orange County, Florida, Solid Waste Facility Revenue Refunding Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	3,206,130
	10/01/14 - MBIA Insured

	Plantation, Florida, Non-Ad Valorem Revenue Bonds, Refunding and Improvement Projects, Series 2003:
2,010	5.000%, 8/15/16 - FSA Insured	8/13 at 100.00	Aaa	2,150,981
2,110	5.000%, 8/15/17 - FSA Insured	8/13 at 100.00	Aaa	2,243,204
2,225	5.000%, 8/15/18 - FSA Insured	8/13 at 100.00	Aaa	2,351,714

	Georgia - 0.7%

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building Project, Series 2004:
1,695	5.250%, 5/01/19 - MBIA Insured	5/14 at 100.00	AAA	1,826,956
1,135	5.250%, 5/01/20 - MBIA Insured	5/14 at 100.00	AAA	1,217,742

5,000	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	8/06 at 102.00	AAA	5,372,850
	Systems Project, Series 1996, 5.250%, 8/01/13 - MBIA Insured

	Hawaii - 2.0%

24,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Electric Company	5/06 at 101.00	AAA	25,850,500
	Inc. and Subsidiaries Project, Series 1996A, 6.200%, 5/01/26 (Alternative Minimum Tax) - MBIA
	Insured

	Idaho - 0.3%

1,070	Idaho Housing Agency, Single Family Mortgage Bonds, Series 1994B-1, 6.750%, 7/01/22	No Opt. Call	Aa1	1,089,688

970	Idaho Housing Agency, Single Family Mortgage Bonds, Series 1994B-2, 6.900%, 7/01/26 (Alternative	No Opt. Call	Aa1	1,037,270
	Minimum Tax)

1,150	Idaho Housing Agency, Single Family Mortgage Bonds, Senior Lien, Series 1995 B, 6.600%, 7/01/27	1/05 at 102.00	Aaa	1,177,888
	(Alternative Minimum Tax)

	Illinois - 9.0%

1,050	Bedford Park Village, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 - FSA	12/14 at 100.00	AAA	1,125,002
	Insured

12,500	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O'Hare International	1/05 at 101.00	AAA	12,773,250
	Airport, Series 1993C, 5.000%, 1/01/18 - MBIA Insured

	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Refunding Bonds, O'Hare
	International Airport, Series 2001E:
4,615	5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	4,947,788
4,870	5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	5,196,387

12,000	Cook County, Illinois, General Obligation Refunding Bonds, Series 2003, 5.000%, 11/15/10 - MBIA	No Opt. Call	AAA	13,077,240
	Insured

5,000	Community Unit School District No. 204, Indian Prairie, DuPage and Will Counties, Illinois,	12/11 at 100.00	AAA	5,286,750
	General Obligation Bonds, Series 2001, 5.000%, 12/30/15 - FGIC Insured

	Eastern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 1989:
12,355	0.000%, 10/01/09 - MBIA Insured	10/04 at 74.08	AAA	9,125,156
16,470	0.000%, 4/01/16 (Pre-refunded to 10/01/04) - MBIA Insured	10/04 at 47.07	AAA	7,735,465

10,000	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/08 at 101.00	AAA	10,490,500
	5/15/21 - MBIA Insured

2,095	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/07 at 100.00	Aaa	2,246,594
	5.800%, 6/01/30 - MBIA Insured

2,180	Illinois Educational Facilities Authority, Revenue Bonds, DePaul University, Series 2000, 5.500%,	10/10 at 101.00	AAA	2,466,714
	10/01/19 (Pre-refunded to 10/01/10) - AMBAC Insured

7,000	Illinois Health Facilities Authority, Revenue Bonds, Hospital Sisters Services Inc. Obligated	6/08 at 101.00	Aaa	7,190,330
	Group, Series 1998A, 5.000%, 6/01/18 - MBIA Insured

4,500	Illinois Health Facilities Authority, Revenue Bonds, Alexian Brothers Health System, Series 1999,	1/09 at 101.00	AAA	4,607,685
	5.000%, 1/01/19 - FSA Insured

22,410	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 - FGIC	2/12 at 100.00	AAA	22,772,594
	Insured

4,560	Macon County, Illinois, Revenue Bonds, Millikin University, Series 1995, 6.250%, 10/01/16	10/05 at 100.00	AAA	4,804,279
	(Pre-refunded to 10/01/05) - AMBAC Insured

	Indiana - 3.7%

2,030	Decatur Township Multi-School Building Corporation, Marion County, Indiana, First Mortgage Bonds,	7/13 at 100.00	AAA	2,103,364
	Series 2003, 5.000%, 7/15/20 - FGIC Insured

11,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series	5/06 at 100.00	Aaa	11,256,850
	1993, 5.750%, 11/15/22

4,035	Indiana State Office Building Commission, Facilities Revenue Bonds, Indiana State Museum, Series	No Opt. Call	AAA	4,430,712
	2004C, 5.250%, 7/01/15 - FGIC Insured

3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	3,322,702
	5.250%, 7/01/33 - MBIA Insured

20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 - AMBAC	No Opt. Call	AAA	5,350,000
	Insured

1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AAA	1,350,519
	Series 2004, 5.000%, 1/15/25 - FSA Insured

5,000	Noblesville, Indiana, Redevelopment Authority Economic Development Lease Rental Bonds, Exit	7/13 at 100.00	AAA	4,985,500
	10 Project, Series 2003, 5.000%, 1/15/28 - AMBAC Insured

10,000	Trustees of Purdue University, Indiana, Purdue University Student Fee Bonds, Series O, 5.000%,	1/12 at 100.00	AAA	10,385,600
	7/01/19 - MBIA Insured

3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds,	7/13 at 100.00	AAA	3,937,118
	Series 2003, 5.000%, 7/15/16 - FSA Insured

	Iowa - 0.3%

3,045	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003, 5.000%,	6/13 at 100.00	Aaa	3,212,231
	6/15/15 - AMBAC Insured

	Kansas - 0.4%

5,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series	9/09 at 100.00	AAA	5,214,300
	1999A, 5.650%, 9/01/29 - AMBAC Insured

	Kentucky - 1.4%

3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series	6/14 at 100.00	Aaa	4,042,525
	2004, 5.000%, 6/01/20 - MBIA Insured

12,980	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	11/11 at 101.00	AAA	13,682,478
	Revenue Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured

	Louisiana - 1.6%

5,000	De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	5,452,250
	Project, Series 1999, 5.875%, 9/01/29 - AMBAC Insured

3,025	Lafayette, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 (WI, settling 8/10/04) -	11/14 at 100.00	AAA	3,210,765
	MBIA Insured

7,305	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986, 5.950%,	12/05 at 103.00	AAA	7,882,241
	11/01/15 - FSA Insured

3,000	St. Charles Parish, Louisiana, Pollution Control Revenue Bonds, Louisiana Power and Light Company,	12/04 at 100.00	AAA	3,083,100
	Series 1991, 7.500%, 6/01/21 (Alternative Minimum Tax) - FSA Insured

	Maine - 0.2%

3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	AAA	3,013,380
	7/01/28 - FSA Insured

	Massachusetts - 6.6%

22,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series	1/12 at 101.00	AAA	23,152,275
	2002A, 5.375%, 1/01/42 - AMBAC Insured

8,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health Systems,	10/05 at 102.00	AAA	8,954,904
	Series 1995D, 6.000%, 10/01/13 - MBIA Insured

1,180	Massachusetts Housing Finance Agency, Housing Revenue Refunding Bonds, Series 1995A, 6.100%,	12/05 at 102.00	AAA	1,223,861
	12/01/16 - MBIA Insured

15,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 - FGIC	1/14 at 100.00	AAA	15,790,650
	Insured

33,315	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A,	1/07 at 102.00	AAA	33,075,465
	5.000%, 1/01/37 - MBIA Insured

1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1,	11/14 at 100.00	AAA	1,633,110
	5.375%, 11/01/20 - AMBAC Insured

	Michigan - 7.5%

6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 - MBIA Insured	10/11 at 100.00	AAA	6,475,320

5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	6,389,317
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 - FSA Insured

	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A:
15,825	5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured	1/10 at 101.00	AAA	17,980,682
20,000	5.875%, 7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured	1/10 at 101.00	AAA	22,848,000

8,700	Detroit, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 1997-A, 5.000%,	7/07 at 101.00	AAA	8,714,355
	7/01/27 - MBIA Insured

8,000	Gaylord Community Schools, Ostego and Antrim Counties, Michigan, School Building and Site and	5/07 at 37.75	AAA	2,805,360
	Refunding Bonds, Series 1992, 0.000%, 5/01/21 (Pre-refunded to 5/01/07) - MBIA Insured

	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,
	Series 2003:
1,050	5.250%, 5/01/17 - AMBAC Insured	5/13 at 100.00	AAA	1,134,378
1,085	5.250%, 5/01/20 - AMBAC Insured	5/13 at 100.00	AAA	1,157,413

27,000	Okemos Public School District, Ingham County, Michigan, School Building and Site Bonds, Series	5/06 at 34.54	AAA	8,986,680
	1991I, 0.000%, 5/01/21 (Pre-refunded to 5/01/06) - MBIA Insured

10,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	10,385,600
	Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 - MBIA Insured

6,850	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 1998A, 5.375%,	12/08 at 101.00	AAA	7,296,620
	12/01/15 (Alternative Minimum Tax) - MBIA Insured

	Minnesota - 1.1%

13,020	St. Paul Housing and Redevelopment Authority, Minnesota, GNMA Collateralized Mortgage Loan	12/11 at 102.00	Aaa	13,524,134
	Multifamily Housing Revenue Bonds, Marian Center GEAC Project, Series 2001A, 3.870%, 6/20/43

	Nevada - 6.5%

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier Series 2000:
15,000	5.625%, 1/01/34 - AMBAC Insured	1/10 at 102.00	AAA	15,926,550
13,000	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	13,290,290

825	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1994B-1, 6.700%, 10/01/17	10/04 at 102.00	Aa2	842,606

635	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1994B-2, 6.950%, 10/01/26	10/04 at 102.00	Aa2	640,321
	(Alternative Minimum Tax)

40,285	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 - FGIC Insured	6/12 at 100.00	AAA	41,560,020

10,000	Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access Corridor Project,	6/12 at 100.00	AAA	10,139,700
	Senior Lien Series 2002, 5.125%, 6/01/27 - AMBAC Insured

	New York - 7.1%

8,685	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	9,366,251
	5.300%, 12/01/19 - FSA Insured

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,500	5.000%, 7/01/21 - FGIC Insured	7/12 at 100.00	AAA	2,591,675
5,000	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	5,076,550

15,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/06 at 101.00	AAA	15,290,700
	Fiscal Series 1997A, 5.375%, 6/15/26 - FSA Insured

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 1996B:
3,520	5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured	6/06 at 101.00	AAA	3,805,226
6,480	5.750%, 6/15/26 - MBIA Insured	6/06 at 101.00	AAA	6,956,345

5,000	New York State Urban Development Corporation, Correctional Capital Facilities Revenue Bonds, Series	1/07 at 102.00	AAA	5,503,000
	1996-7, 5.700%, 1/01/27 (Pre-refunded to 1/01/07) - MBIA Insured

15,600	Port Authority of New York and New Jersey, Consolidated Bonds, Ninety-Seventh Series, 6.650%,	1/05 at 101.00	AAA	16,086,252
	1/15/23 (Alternative Minimum Tax) - FGIC Insured

25,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Revenue Refunding Bonds,	11/12 at 100.00	AAA	25,023,250
	Series 2002E, 5.000%, 11/15/32 - MBIA Insured

	North Carolina - 0.4%

5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,392,800
	1/01/16 - FSA Insured

	Ohio - 3.9%

2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 (WI, settling	6/14 at 100.00	AAA	2,779,532
	8/05/04) - FGIC Insured

2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,088,280
	5.250%, 12/01/25 - FSA Insured

20,100	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	20,336,376
	5.375%, 11/15/39 - AMBAC Insured

1,725	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/05 at 102.00	Aaa	1,731,745
	Bonds, Series 1995A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

	Ohio Air Quality Development Authority, Revenue Refunding Bonds, JMG Funding Limited Partnership
	Project, Series 1994:
13,750	6.375%, 1/01/29 (Alternative Minimum Tax) - AMBAC Insured	10/04 at 102.00	AAA	14,119,050
8,000	6.375%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured	10/04 at 102.00	AAA	8,214,720

	Oklahoma - 1.5%

7,670	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	No Opt. Call	AAA	7,993,674
	1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)

5,245	Oklahoma State Industries Authority, Revenue Bonds, Oklahoma Medical Research Foundation, Series	2/11 at 100.00	Aaa	5,469,171
	2001, 5.250%, 2/01/21 - AMBAC Insured

4,880	University of Oklahoma Board of Regents, Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 -	7/14 at 100.00	Aaa	5,035,867
	AMBAC Insured

	Oregon - 0.5%

3,985	Oregon Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%,	11/04 at 100.00	AA+	4,189,351
	11/15/20

1,885	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family	7/05 at 102.00	Aa2	1,939,156
	Mortgage Program, Series 1995A, 6.450%, 7/01/26 (Alternative Minimum Tax)

	Puerto Rico - 0.2%

2,000	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,	7/13 at 100.00	AAA	2,166,420
	5.250%, 7/01/19 - FGIC Insured

	Rhode Island - 2.0%

2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Mortgage Revenue Refunding	1/05 at 102.00	AAA	2,241,446
	Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%, 7/01/25 - MBIA Insured

20,475	Rhode Island Depositors Economic Protection Corporation, Special Obligation Refunding Bonds,	2/11 at 100.00	AAA	22,644,326
	Series 1992B, 5.250%, 8/01/21 (Pre-refunded to 2/01/11) - MBIA Insured

	South Carolina - 3.7%

10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series 2002,	12/12 at 100.00	AAA	10,073,900
	5.000%, 6/01/27 - MBIA Insured

	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series 1988:
9,190	0.000%, 1/01/13 (Pre-refunded to 7/01/09) - AMBAC Insured	7/09 at 76.63	AAA	5,960,542
12,810	0.000%, 1/01/13 - AMBAC Insured	No Opt. Call	AAA	8,594,357

	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Oconee Memorial
	Hospital Inc., Series 1995:
3,000	6.150%, 3/01/15 - CONNIE LEE/AMBAC Insured	3/05 at 102.00	AAA	3,129,780
600	6.150%, 3/01/25 - CONNIE LEE/AMBAC Insured	3/05 at 102.00	AAA	624,960

8,000	South Carolina Jobs-Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	8,207,120
	Electric and Gas Company Project, Series 2002A, 5.200%, 11/01/27 - AMBAC Insured

10,000	South Carolina Jobs-Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	10,241,300
	Electric and Gas Company Project, Series 2002B, 5.450%, 11/01/32 (Alternative Minimum Tax) - AMBAC
	Insured

	Tennessee - 0.5%

6,455	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%,	3/11 at 100.00	AAA	6,891,487
	3/01/18 (Alternative Minimum Tax) - FSA Insured

	Texas - 18.9%

	Austin, Texas, General Obligation Bonds, Series 2002:
2,150	5.375%, 9/01/18 - MBIA Insured	9/12 at 100.00	AAA	2,328,966
2,250	5.375%, 9/01/19 - MBIA Insured	9/12 at 100.00	AAA	2,426,063

22,650	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C,	5/08 at 102.00	AAA	23,694,165
	5.125%, 5/01/19 (Optional put 5/01/08) - AMBAC Insured

1,181	Capital Area Housing Finance Corporation, Texas, FNMA-Backed Single Family Mortgage Revenue	4/12 at 106.00	AAA	1,262,462
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 (Alternative Minimum Tax) - AMBAC Insured

11,460	Dallas County Utility and Reclamation District, Texas, Unlimited Tax Refunding Bonds, Series 1999B,	2/05 at 100.00	AAA	11,663,530
	5.875%, 2/15/29 - AMBAC Insured

12,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	11/09 at 100.00	AAA	13,438,625
	11/01/35 (Alternative Minimum Tax) - FGIC Insured

25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B,	11/11 at 100.00	AAA	25,159,000
	5.250%, 11/15/40 - MBIA Insured

	Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Series 1989:
9,000	0.000%, 8/15/18 (Pre-refunded to 8/15/09) - AMBAC Insured	8/09 at 53.84	AAA	4,076,730
39,000	0.000%, 8/15/19 (Pre-refunded to 8/15/09) - AMBAC Insured	8/09 at 50.26	AAA	16,491,150
7,280	0.000%, 8/15/20 (Pre-refunded to 8/15/09) - AMBAC Insured	8/09 at 46.91	AAA	2,873,707
5,085	0.000%, 8/15/21 (Pre-refunded to 8/15/09) - AMBAC Insured	8/09 at 43.80	AAA	1,873,772

2,130	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	2,248,087
	Project, Series 2003, 5.000%, 11/15/15 - MBIA Insured

6,570	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.375%, 3/01/19 - FSA	3/11 at 100.00	AAA	7,070,963
	Insured

4,170	Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2000B, 5.500%, 7/01/30 - FSA	7/10 at 100.00	AAA	4,351,187
	Insured

8,225	Houston, Texas, Airport System Subordinate Lien Revenue Refunding Bonds, Series 1997, 5.125%,	7/07 at 100.00	AAA	8,458,097
	7/01/22 - FGIC Insured

17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/11 at 100.00	AAA	17,815,000
	Project, Series 2001B, 5.250%, 9/01/33 - AMBAC Insured

12,826	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	13,352,892
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 - FGIC Insured	5/14 at 100.00	AAA	4,178,760
5,000	5.250%, 5/15/25 - MBIA Insured	5/14 at 100.00	AAA	5,203,500

23,865	Jefferson County, Texas, Health Facilities Development Corporation, FHA-Insured Mortgage Revenue	8/11 at 100.00	AAA	24,394,803
	Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

8,205	Lower Colorado River Authority, Texas, Refunding and Improvement Revenue Bonds, Series 2001A,	5/11 at 100.00	AAA	8,396,423
	5.000%, 5/15/21 - MBIA Insured

	Port of Houston Authority of Harris County, Texas, General Obligation Port Improvement Bonds,
	Series 2001B:
3,205	5.500%, 10/01/18 (Alternative Minimum Tax) - FGIC Insured	10/11 at 100.00	AAA	3,421,594
3,375	5.500%, 10/01/19 (Alternative Minimum Tax) - FGIC Insured	10/11 at 100.00	AAA	3,583,879

7,205	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/15	7/11 at 101.00	AAA	7,667,705
	(Alternative Minimum Tax) - FGIC Insured

	Tarrant County, Texas, Health Facilities Development Corporation Texas Health Resources System
	Revenue Bonds, Series 1997A:
2,900	5.250%, 2/15/22 - MBIA Insured	2/08 at 102.00	AAA	2,987,522
6,500	5.000%, 2/15/26 - MBIA Insured	2/08 at 101.00	AAA	6,482,840

9,670	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series	9/06 at 102.00	AAA	9,968,996
	1996D, 6.250%, 9/01/28 (Alternative Minimum Tax) - MBIA Insured

1,910	Waco, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004, 5.000%, 2/01/21 -	2/14 at 100.00	AAA	1,971,999
	MBIA Insured

1,840	Ysleta Independent School District, Texas, Public Facility Corporation, Lease Revenue Refunding	11/09 at 100.00	AAA	1,902,762
	Bonds, Series 2001, 5.375%, 11/15/24 - AMBAC Insured

	Utah - 1.3%

2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 - FGIC Insured	7/13 at 100.00	AAA	2,006,060

10,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	10,585,900
	7/01/16 - FSA Insured

4,155	Utah Housing Finance Agency, Multifamily Housing Refunding Bonds, FHA-Insured Mortgage Loans,	1/05 at 100.00	AA	4,160,900
	Issue 1992A, 7.400%, 7/01/24

120	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1994D, 6.750%, 1/01/27	1/05 at 102.00	Aaa	120,685
	(Alternative Minimum Tax)

	Virginia - 0.9%

1,035	Loudoun County Industrial Development Authority, Virginia, Public Safety Facilities Lease Revenue	6/14 at 100.00	AAA	1,106,933
	Bonds, Series 2003A, 5.250%, 12/15/20 - FSA Insured

10,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.375%,	7/11 at 100.00	AAA	10,019,600
	7/01/36 - MBIA Insured

	Washington - 1.4%

4,000	Lake Washington School District No. 414, King County, Washington, General Obligation Bonds, Series	12/14 at 100.00	AAA	4,288,400
	2004, 5.000%, 12/01/15 - FSA Insured

3,195	Kitsap County, Washington, Limited Tax General Obligation Bonds, Series 2000, 5.500%, 7/01/25 -	7/10 at 100.00	AAA	3,365,741
	AMBAC Insured

4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series	1/05 at 100.00	AAA	5,104,377
	1989, 6.650%, 1/01/16 - FGIC Insured

4,345	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series	7/07 at 102.00	AAA	4,585,583
	1997A, 5.125%, 7/01/17 - AMBAC Insured

	West Virginia - 0.8%

10,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, West Penn Power	11/04 at 101.00	AAA	10,132,900
	Company, Harrison Station Project, Series 1993B, 6.300%, 5/01/23 (Alternative Minimum Tax) -
	MBIA Insured

	Wisconsin - 4.0%

680	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A, 6.850%,	1/05 at 100.00	AAA	681,088
	11/01/12 - MBIA Insured

2,890	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 - FGIC Insured	5/14 at 100.00	AAA	3,098,311

10,945	Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 - MBIA Insured	5/14 at 100.00	AAA	11,420,775

15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Project,	2/07 at 102.00	AAA	15,708,750
	Series 1997, 5.750%, 2/15/27 - MBIA Insured

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	8/07 at 102.00	AAA	19,006,200
	Series 1997, 5.250%, 8/15/17 - MBIA Insured

	Wyoming - 0.3%

3,125	Wyoming Community Development Authority, Housing Revenue Bonds, Series 1997-6, 5.600%, 6/01/29 -	12/07 at 101.50	AAA	3,200,183
	AMBAC Insured

$1,996,567	Total Long-Term Investments (cost $1,787,407,845) - 150.7%			1,900,506,159

	Short-Term Investments - 0.9%

4,000	Massachusetts Development Finance Authority, Revenue Bonds, Variable Rate Demand Obligations,		A-1+	4,000,000
	Boston University, Series 2002R-2, 1.070%, 10/01/42 - XLCA Insured†

2,000	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Series		A-1	2,000,000
	2002A-7, 1.040%, 11/01/24 - AMBAC Insured†

5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,		A-1+	5,000,000
	Variable Rate Demand Obligations, Fiscal Series 1994G, 1.080%, 6/15/24 - FGIC Insured†

$11,000	Total Short-Term Investments (cost $11,000,000)			11,000,000

	Total Investments (cost $1,798,407,845) - 151.6%			1,911,506,159

	Other Assets Less Liabilities - 2.3%			29,549,499

	Preferred Shares, at Liquidation Value - (53.9)%			(680,000,000)

	Net Assets Applicable to Common Shares - 100%			1,261,055,658

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are
backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments were $1,797,271,875.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 116,442,458
	Depreciation	(2,729,349)

	Net unrealized appreciation of investments	$ 113,713,109

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Municipal Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.